SIGNED
SEC. File Nos. 2-98199
               811-4318

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

   FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 19
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 18

THE AMERICAN FUNDS INCOME SERIES
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
Robert E. Carlson, Esq.
PAUL, HASTING, JANOFSKY & WALKER LLP
555 S. Flower Street
Los Angeles, CA 90071-2371
(Counsel for the Registrant)

   Title of Securities being Registered: Shares of Beneficial Interest Approximate date of proposed public offering:
It is proposed that this filing become effective on November 1, 1997 pursuant to paragraph (b) of rule 485.


                   THE AMERICAN FUNDS INCOME SERIES
                        CROSS REFERENCE SHEET



Item Number of                            Captions in Prospectus (Part "A")
Part "A" of Form N-1A



1.     Cover Page                         Cover Page

2.     Synopsis                           Expenses

3.     Condensed Financial Information    Financial Highlights; Investment Results

4.     General Description of Registrant  Investment Policies and Risks

5.     Management of the Fund             Financial Highlights; Fund Organization and
                                          Management

6.     Capital Stock and Other Securities Investment  Policies and Risks;

                                          Securities and Investment Techniques; Fund
                                          Organization and Management; Dividends, Distributions
                                          and Taxes

7.     Purchase of Securities Being       Purchasing Shares; Other Important Things to
       Offered                            Remember

8.     Redemption or Repurchase           Selling Shares

9.     Legal Proceedings                  N/A





Item Number of                            Captions in Statement of
Part "B" of Form N-1A                     Additional Information (Part "B")



10.    Cover Page                         Cover

11.    Table of Contents                  Table of Contents

12.    General Information and History     N/A

13.    Investment Objectives and Policies  Description of Securities and Investment Techniques;
                                           Investment Restrictions

14.    Management of the Registrant        Fund Officers and Trustees

15.    Control Persons and Principal       Fund Officers and Trustees
       Holders  of Securities

16.    Investment Advisory and Other       Fund Officers and Trustees; Management; General
       Services                            Information

17.    Brokerage Allocation and Other      Execution of Portfolio Transactions
        Practices
18.    Capital Stock and Other Securities  None

19.    Purchase, Redemption and Pricing of  Purchase of Shares; Redeeming Shares; Shareholder
       Securities Being Offered             Account Services and Privileges

20.    Tax Status                           Dividends, Distributions and Federal Taxes

21.    Underwriter                          Management -- Principal Underwriter

22.    Calculation of Performance Data      Investment Results

23.    Financial Statements                 Financial Statements





Item in Part "C"

24.    Financial Statements and Exhibits

25.    Persons Controlled by or under

       Common Control with Registrant

26.    Number of Holders of Securities

27.    Indemnification

28.    Business and Other Connections of Investment Adviser

29.    Principal Underwriters

30.    Location of Accounts and Records

31.    Management Services

32.    Undertakings



       Signature Page


                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                                U.S. Government
                               Securities FundSM

                                   Prospectus


                                 NOVEMBER 1, 1997

U.S. GOVERNMENT SECURITIES FUND
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                     3    Investment Results                      9

 ................................  .............................................
Financial Highlights         4    Dividends, Distributions and Taxes     10
 ................................  .............................................
Investment Policies and           Fund Organization and Management       11
  Risks                      5
 ................................  .............................................
Securities and Investment         Shareholder Services                   14
  Techniques                 6
 ................................
Multiple Portfolio
  Counselor System           8
--------------------------------------------------------------------------------

The fund's investment objective is to provide investors with a high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve this objective by investing primarily in securities that are guaranteed by the "full faith and credit" pledge of the United States Government. Although the fund invests primarily in securities on which the U.S. Government guarantees the payment of interest and principal, the value of the fund's shares and its current yield will fluctuate and are not guaranteed by the U.S. Government.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   22-010-1197

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------
EXPENSES

The effect of the expenses described below is reflected in the fund's share price and return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's assets and are factored into its share price.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)                                     4.75%
 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets)

--------------------------------------------------------------------------------
Management fees                                                          .41%
 ................................................................................
12b-1 expenses                                                           .26%/1/
 ................................................................................
Other expenses                                                           .13%
 ................................................................................
Total fund operating expenses                                            .80%

/1/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                                 $ 55
 ................................................................................
Three years                                                              $ 72
 ................................................................................
Five years                                                               $ 90
 ................................................................................
Ten years                                                                $142

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Deloitte & Touche llp, independent auditors. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA

                                                   YEAR ENDED AUGUST 31
                                                   ....................
                           1997    1996    1995    1994    1993    1992    1991    1990    1989     1988
            ----------------------------------------------------------------------------------------------
Net asset value,
beginning of year         $12.78  $13.24  $13.18  $14.73  $14.13  $13.57  $13.25  $13.48   $13.54  $13.75
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income        .88     .93    1.01    1.03    1.07    1.18    1.22    1.31     1.30    1.35
 ..........................................................................................................
Net realized and
unrealized gain (loss)
on investments               .25    (.49)    .06   (1.56)    .61     .53     .37    (.26)    (.04)   (.24)
 ..........................................................................................................
Total income (loss) from
investment
operations                  1.13     .44    1.07    (.53)   1.68    1.71    1.59    1.05     1.26    1.11
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income           (.88)   (.90)  (1.01)  (1.02)  (1.08)  (1.15)  (1.27)  (1.28)   (1.32)  (1.32)
 ..........................................................................................................
Net asset value,
end of year               $13.03  $12.78  $13.24  $13.18  $14.73  $14.13  $13.57  $13.25   $13.48  $13.54
 ..........................................................................................................
Total return /1/           9.08%   3.40%   8.60%  (3.72%) 12.44%  13.05%  12.34%   8.11%    9.82%   8.40%
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of year
(in millions)             $1,106  $1,216  $1,337  $1,373  $1,581  $1,328  $1,018  $  619   $  497  $  410
 ..........................................................................................................
Ratio of expenses
to average net assets       .80%    .81%    .79%    .78%    .83%    .88%    .95%    .87%     .97%   1.00%
 ..........................................................................................................
Ratio of net income
to average net assets      6.74%   7.04%   7.79%   7.35%   7.54%   8.63%   9.07%   9.73%    9.68%   9.80%
 ..........................................................................................................
Portfolio
turnover rate             28.16%  40.01%  46.77%  71.58%  35.24%  44.81%  53.40%  50.00%  101.30%  89.30%

/1/ Excludes maximum sales charge of 4.75%.

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS

The investment objective of the fund is to provide a high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve this objective by investing primarily in securities that are guaranteed by the "full faith and credit" pledge of the United States Government.

Although the fund invests primarily in securities on which the U.S. Government guarantees the payment of interest and principal, the value of the fund's shares and its current yield will fluctuate and are not guaranteed by the U.S. Government. The market value of fixed-income securities is generally affected by changes in the level of interest rates. An increase in interest rates will tend to reduce their market value, and a decline in interest rates will tend to increase their value.

The fund may also invest in securities that are issued by U.S. Government agencies or instrumentalities but are not backed by the full faith and credit of the U.S. Government. The fund may invest in notes and bonds issued by the U.S. Government, its agencies or instrumentalities or other related entities in which the principal value and interest payments vary with the rate of inflation.

The fund also may maintain assets in cash or cash equivalents, in short-term debt securities of private issuers (including certificates of deposit, bankers' acceptances and commercial paper rated Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard and Poor's Corporation), and may enter into repurchase agreements.

Except when the fund is in a temporary defensive investment position, at least 65% of its assets will be invested in securities that are guaranteed by the U.S. Government.

The fund is not required to maintain any particular effective average portfolio maturity, and its average maturity will vary with current and anticipated market conditions. Limits on the fund's investment policies are determined at the time of purchase and are based on the fund's net assets unless otherwise stated. The fund's fundamental investment restrictions (which are described in the statement of additional information) and objective may not be changed without shareholder approval. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE DUE TO MARKET CONDITIONS AND OTHER FACTORS. IN ADDITION, THE FUND MAY EXPERIENCE DIFFICULTY LIQUIDATING CERTAIN PORTFOLIO SECURITIES DURING SIGNIFICANT MARKET DECLINES OR PERIODS OF HEAVY REDEMPTIONS.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.


PASS-THROUGH SECURITIES

The fund may invest in various debt obligations backed by pools of mortgages. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

"Mortgage-backed securities" may be issued by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by pools of mortgages or mortgage loans, which are divided into two or more separate bond issues. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured so that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified. The fund will only purchase

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

CMOs or mortgage-backed bonds which are fully collateralized by securities issued by GNMA, FNMA or FHLMC and/or mortgages insured by GNMA.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

In addition, the fund may enter into reverse repurchase agreements, which are the sale of a security by the fund and its agreement to repurchase the security at a specified time and price at a later date. The fund may also enter into "roll" transactions, which are the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for the fund are listed below.


                                                                 YEARS OF EXPERIENCE AS
                                                                INVESTMENT PROFESSIONAL
                                                                     (APPROXIMATE)
                                                                .........................
                                         YEARS OF EXPERIENCE    WITH CAPITAL
                                        AS PORTFOLIO COUNSELOR  RESEARCH AND
PORTFOLIO COUNSELORS                     FOR U.S. GOVERNMENT     MANAGEMENT
FOR U.S. GOVERNMENT                        SECURITIES FUND       COMPANY OR
  SECURITIES FUND     PRIMARY TITLE(S)       (APPROXIMATE)     ITS AFFILIATES TOTAL YEARS
-----------------------------------------------------------------------------------------
ABNER D.              President and     12 years (since        30 years       45 years
GOLDSTINE             Trustee of the    the fund began
                      fund. Senior      operations)
                      Vice President
                      and Director,
                      Capital
                      Research and
                      Management
                      Company
-----------------------------------------------------------------------------------------
JOHN H.               Vice President    11 years               14 years       15 years
SMET                  of the fund.
                      Vice President,
                      Capital
                      Research and
                      Management
                      Company
-----------------------------------------------------------------------------------------
THOMAS H.             Vice              Less than 1            8 years        11 years
HOGH                  President--       year
                      Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company
-----------------------------------------------------------------------------------------
JOHN W.               Vice              7 years                9 years        9 years
RESSNER               President--
                      Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company
-----------------------------------------------------------------------------------------

The fund began operations on October 17, 1985.

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT RESULTS

The fund may compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

[X] TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

[X] YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

[X] DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month.

                                    INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

AVERAGE
ANNUAL          THE FUND
TOTAL            AT NET     THE FUND AT MAXIMUM
RETURNS:     ASSET VALUE/1/ SALES CHARGE/1/,/2/ LEHMAN/3/ CPI/4/
--------------------------------------------------------------------------------
One year         8.71%             3.58%          9.48%   2.15%
 ................................................................................
Five years       5.76%             4.74%          6.73%   2.67%
 ................................................................................
Ten years        8.48%             7.95%          9.31%   3.43%
 ................................................................................
Lifetime/5/      8.05%             7.61%          9.22%   3.35%
--------------------------------------------------------------------------------

Yield/1/,/2/: 5.57%
Distribution Rate/2/:
 6.12%

/1/ These fund results were calculated according to a standard formula that is required for all stock and bond funds.
/2/ The maximum sales charge has been deducted.
/3/ Lehman Brothers Government/Mortgage-Backed Securities Index represents a market-weighted index that includes Treasuries and agencies, as well as FNMAs, FHLMCs, and GNMAs. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/ Consumer Price Index
/5/ The fund began investment operations on October 17, 1985.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.

[BAR CHART]

1987   0.97%
1988   6.92%
1989  11.71%
1990   9.8%
1991  14.16%
1992   7.59%
1993  10.45%
1994  -4.65%
1995  15.46%
1996   2.82%
[END BAR CHART]
Past results are not an indication of future results.
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. All capital gains, if any, are distributed annually, usually in December. When a capital gain is declared, the net asset value per share is reduced by the amount of the payment.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all income distributions paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.
--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust in 1985. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company is composed of a management fee, which may not exceed 0.30% of the fund's average net assets annually and declines at certain asset levels, plus an amount which may not exceed 3% of the fund's gross investment income for the preceding month and which also declines at certain annual gross investment levels. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed above under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed above under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    [MAP OF THE UNITED STATES APPEARS HERE]


WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax:  714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax:  210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax:  317/735-6620

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax:  804/67-4773                                                         13

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES
ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

[X] Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

[X] Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

[X] Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

[X] Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone or including American FundsLine(R), by computer using American FundsLine OnLineSM (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

[X] Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account                                   $1,000
  For a retirement plan account                           $  250
  For a retirement plan account through payroll deduction $   25

To add to an account                                      $   50
  For a retirement plan account                           $   25

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                      ...................
                                                             DEALER
                                                   NET    CONCESSION AS
                                      OFFERING   AMOUNT   % OF OFFERING
INVESTMENT                              PRICE   INVESTED      PRICE
--------------------------------------------------------------------------------
Less than $25,000                       4.75%     4.99%       4.00%
 ................................................................................
$25,000 but less than $50,000           4.50%     4.71%       3.75%
 ................................................................................
$50,000 but less than $100,000          4.00%     4.17%       3.25%
 ................................................................................
$100,000 but less than $250,000         3.50%     3.63%       2.75%
 ................................................................................
$250,000 but less than $500,000         2.50%     2.56%       2.00%
 ................................................................................
$500,000 but less than $1 million       2.00%     2.04%       1.60%
 ................................................................................
$1 million or more and certain other
investments described below           see below see below   see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution and/or by American Funds Distributors on all investments described above. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During the current fiscal year, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

[X] Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by", as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

[X] Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

[X] Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

[X] Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which at your request, may include purchases made during the previous
  90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLineSM (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLineSM, or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc. that is an eligible guarantor institution, bank, savings association, or credit union. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLineSM. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access The American Funds Web site on the Internet at www.americanfunds.com.

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone or computer (including American FundsLine(R) or American FundsLine OnLineSM) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------


NOTES

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
--------------------------------------------------------------------------------
NOTES
                                                                              23

  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

        FOR SHAREHOLDER SERVICES               FOR DEALER SERVICES
        American Funds                         American Funds
        Service Company                        Distributors
        800/421-0180 ext. 1                    800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION
              American                         American Funds
              FundsLine(R)                     Internet Web site
              800/325-3590                     http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ------------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. In
 the event of any inconsistency or ambiguity as to the
 meaning of any word or phrase contained in a translation,
 the English text shall prevail.
 ------------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC"). It is incorporated by reference into this prospectus and is available along with other related materials on the SEC's Internet Web site at http://www.sec.gov.

 CODE OF ETHICS

 Includes a description of the fund's personal investing policy.

 To request a free copy of any of the documents above:

 Call American Funds   or        Write to the Secretary
 Service Company                 of the fund
 800/421-0180 ext. 1             333 South Hope Street
                                 Los Angeles, CA 90071

This prospectus has been printed on recycled paper.

                           [LOGO OF RECYCLED PAPER]

24

                     The American Funds Income Series
                      U.S. GOVERNMENT SECURITIES FUND
                                   Part B
                    Statement of Additional Information
                              November 1, 1997

    This document is not a prospectus but should be read in conjunction with the current Prospectus dated November 1, 1997 of The American Funds Income Series (the "Trust"). The Trust currently consists of one series, U.S. Government Securities Fund (the "fund"). The Prospectus may be obtained from your investment dealer or financial planner or by writing to the Trust at the following address:

                      U.S. Government Securities Fund
                         Attention:  Secretary
                         333 South Hope Street
                         Los Angeles, CA  90071
                              (800) 421-0180

 Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               Table of Contents

Item                                                                Page No.



Description of Securities and Investment Techniques                 1

Investment Restrictions                                             6

Fund Officers and Trustees                                          8

Management                                                          11

Dividends, Distributions and Federal Taxes                          13

Purchase of Shares                                                  16

Redeeming Shares                                                    22

Shareholder Account Services and Privileges                         23

Execution of Portfolio Transactions                                 25

General Information                                                 25

Investment Results                                                  27

Appendix                                                            30

Financial Statements                                                Attached


              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the Prospectus under "Investment Policies and Risks."

INVESTMENT POLICIES - Except when the fund is in a temporary defensive investment position, at least 65% of its total assets will be invested in securities that are guaranteed by the U.S. Government, including such securities held subject to repurchase agreements. Obligations not directly backed by the full faith and credit of the U.S. Government such as privately issued "zero-coupon bonds" representing interests in U.S. Treasury securities, certificates of deposit, and privately issued mortgage-related securities will not be considered securities guaranteed by the U.S. Government for purposes of this 65% limitation.

 Although the fund has no current intention of doing so during the next 12 months, the fund may also purchase obligations of non-U.S. corporations or governmental entities, provided they are dollar-denominated and liquid.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - Certificates issued by the Government National Mortgage Association (GNMA) are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

 Principal is paid back monthly by the borrower over the term of the loan. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates typically appreciate or decline in market value during periods of declining or rising interest rates, respectively. Due to the regular repayment of principal and the prepayment feature, the effective maturities of mortgage pass-through securities are shorter than stated maturities, will vary based on market conditions and cannot be predicted in advance. The effective maturities of newly-issued GNMA certificates backed by relatively new loans at or near the prevailing interest rates are generally assumed to range between approximately 9 and 12 years.

   FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS - The Federal National Mortgage Association (FNMA), a privately-owned corporate instrumentality of the U.S. Government, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government.

    The Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government.

 FNMA and FHLMC securities are considered by the fund to be "U.S. Government securities" for the purpose of the fund's fundamental investment restriction stating that the fund may not purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

 As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

OTHER MORTGAGE-RELATED SECURITIES - The fund may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue these securities). These securities include mortgage pass-through certificates, collateralized mortgage obligations (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986) (CMOs) or mortgage-backed bonds. Each class of bonds in a CMO series may have a different effective maturity, bear a different coupon and have a different priority in receiving payments. All principal payments, both regular principal payments as well as any prepayment of principal, are passed through to the holders of the various CMO classes dependent on the characteristics of each class. In some cases, all payments are passed through first to the holders of the class with the shortest stated maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. In other cases, payments are passed through to holders of whichever class first has the shortest effective maturity at the time payments are made. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class. The impact of an acceleration in prepayments affects the expected life of each class differently depending on the unique characteristics of that class. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal repayments on the underlying collateral. In these series the classes would be more affected by an acceleration (or slowing) in the rate of prepayments than CMOs which share principal and interest proportionally.

 Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

   INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities or other related entities. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

    Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

   FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it, assumes the risk of any decline in the value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

    As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

    The fund also may enter into "roll" transactions, which are the sale of GNMA securities or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS - The fund may enter into reverse repurchase agreements. This type of agreement involves the sale of a security by the fund and its commitment to repurchase the security at a specified time and price. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. The fund will maintain in a segregated account with its custodian liquid assets such as cash, U.S. Government securities or other appropriate high-grade debt obligations in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the fund; accordingly, the fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the fund creates leverage which increases the fund's investment risk. As the fund's aggregate commitments under these reverse repurchase agreements increases, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

   CASH AND CASH EQUIVALENTS - The fund may maintain assets in cash or cash equivalents. Cash equivalents include: (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies); (2) commercial bank obligations such as certificates of deposit (interest-bearing time deposits); bankers' acceptances, (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity); (3) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations); and (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less;

PORTFOLIO TRADING - The fund intends to engage in portfolio trading when Capital Research and Management Company (the "Investment Adviser) believes that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities, or in connection with a "roll" transaction as described in the Prospectus under " Securities and Investment Techniques."

   LOANS OF PORTFOLIO SECURITIES - Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or to other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.
The fund will limit its loans of portfolio securities to an aggregate of one-third of the value of its total assets, measured at the time any such loan is made.

MATURITY - The maturity composition of the fund's portfolio will be adjusted in response to market conditions and expectations. As described above, the fund may invest in various mortgage pass-through securities and normally will invest substantially in GNMA certificates (see "Government National Mortgage Association Certificates" above). The fund may also invest in securities with interest rates that are not fixed but fluctuate based upon changes in market rates or designated indexes. Variable rate obligations have interest rates that are adjusted at designated intervals, and interest rates on floating rate obligations are adjusted whenever there are exchanges in the indexes or market rates on which their interest rates are based. In some cases the fund has the ability to demand payment from the dealer or issuer at par plus accrued interest on short notice (seven days or less). The effective maturity of a floating or variable rate obligation is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not sold or redeemed by the fund through the demand feature, these obligations would mature on a specified date which may range up to 30 years or more from the date of issuance.

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last 10 years.

                            INVESTMENT RESTRICTIONS

    The fund has adopted certain investment restrictions which may not be changed without a majority vote of the fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition [or encumbrance of securities or assets of, or borrowings] by the fund. These restrictions provide that the fund may not:

 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities;

 3. Invest in companies for the purpose of exercising control or management;

 4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

 6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets;

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 8. Make loans, except that the fund may purchase readily marketable debt securities and invest in repurchase agreements and make loans of portfolio securities. The fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

 11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

 12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

 13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 14. Invest in interests in oil, gas, or other mineral exploration or development programs;

 15. Invest more than 5% of its total assets in warrants which are unattached to securities;

 16. Write, purchase or sell puts, calls or combinations thereof.

 Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

                           FUND OFFICERS AND TRUSTEES
                       Trustees and Trustee Compensation


NAME, ADDRESS AND       POSITION         PRINCIPAL               AGGREGATE               TOTAL                  TOTAL NUMBER
AGE                     WITH             OCCUPATION(S)           COMPENSATION            COMPENSATION           OF FUND
                        REGISTRANT       DURING                  (INCLUDING              (INCLUDING             BOARDS ON
                                         PAST 5 YEARS            VOLUNTARILY             VOLUNTARILY            WHICH
                                         (POSITIONS              DEFERRED                DEFERRED               TRUSTEE
                                         WITHIN THE              COMPENSATION/1/)        COMPENSATION/1/)       SERVES/2/
                                         ORGANIZATIONS           FROM                    FROM ALL FUNDS
                                         LISTED MAY HAVE         THE FUND DURING         MANAGED BY
                                         CHANGED DURING          FISCAL YEAR             CAPITAL RESEARCH
                                         THIS PERIOD)            ENDED AUGUST 31,        AND
                                                                 1997                    MANAGEMENT
                                                                                         COMPANY/2/ FOR
                                                                                         THE YEAR ENDED
                                                                                         AUGUST 31, 1997

H. Frederick            Trustee          Private                 $3,900 /3/               $163,500              18
Christie Age: 64                         Investor.
P.O. Box 144                             Former President
Palos Verdes                             and Chief
Estates, CA 90274                        Executive
                                         Officer The
                                         Mission Group
                                         (non-utility
                                         holding company,
                                         subsidiary of
                                         Southern
                                         California
                                         Edison Company)

+Don R.                 Trustee          President               none/4/                 none/4/                12
ConlanAge: 61                            (retired), The
1630 Milan Avenue                        Capital Group
South Pasadena,                          Companies, Inc.
CA 91030

Diane C. Creel          Trustee          CEO and                 $3,900                  $43,000                12
Age:  48                                 President,
100 W. Broadway                          The Earth
Suite 5000                               Technology
Long Beach, CA                           Corporation
90802                                    (international
                                         consulting
                                         engineering)

Martin Fenton,          Trustee          Chairman, Senior        $4,300 /3/              $132,600               16
Jr.                                      Resource Group
Age:  62                                 (management of
4350 Executive                           senior living
Drive                                    centers)
Suite 101
San Diego, CA
92121-2116

Leonard R. Fuller       Trustee          President,              $3,900/3/               $46,200                12
Age:  51                                 Fuller &
4337 Marina City                         Company, Inc.
Drive                                    (financial
Suite 841 ETN                            management
Marina del Rey,                          consulting firm)
CA 90292

+*Abner D.                               Senior Vice             none/4/                 none/4/                12
Goldstine               President,       President and
Age:  67                PEO              Director,
                        and              Capital Research
                        Trustee          and Management
                                         Company

*Paul G. Haaga,                          Executive Vice          none/4/                 none/4/                14
Jr.                     Chairman         President and
Age:  48                of               Director,
                        the Board        Capital Research
                                         and Management
                                         Company

Herbert Hoover          Trustee          Private Investor        $3,500                  $68,000                14
III
Age:  69
1520 Circle Drive
San Marino, CA
91108

Richard G.              Trustee          Chairman,               $4,300 /3/              $98,000                13
Newman                                   President and
Age:  62                                 CEO,
3250 Wilshire                            AECOM Technology
Boulevard                                Corporation
Los Angeles, CA                          (architectural
90010-1599                               engineering)

Peter C. Valli          Trustee          Retired. Former         $4,300 /3/              $46,200                12
Age:  70                                 Chairman and
45 Sea Isle Drive                        CEO, BW/IP
Long Beach, CA                           International
90803                                    Inc. (industrial
                                         manufacturing)



+ Trustees who are considered "interested persons of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.



* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as
follows:   H. Frederick Christie ($7,774), Martin Fenton, Jr. ($9,823), Leonard
R. Fuller ($3,003), Richard G. Newman ($20,779), and Peter C. Valli ($18,295). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                                     OFFICERS


   (with their principal occupations during the past five years)#

NAME AND ADDRESS                      AGE     POSITION(S) HELD         PRINCIPAL OCCUPATION(S) DURING
                                              WITH THE FUND            PAST 5 YEARS

Michael J. Downer                     43      Vice President           Senior Vice President - Fund
333 South Hope Street                                                  Business Management Group,
Los Angeles, CA 90071                                                  Capital Research and Management
                                                                       Company

Mary C. Hall                          39      Vice President           Senior Vice President - Fund
135 South State College Blvd.                                          Business Management Group,
Brea, CA 92821                                                         Capital Research and Management
                                                                       Company

John Smet                             41      Vice President           Vice President, Capital Research
11100 Santa Monica Blvd.                                               and Management Company
Los Angeles, CA 90025

Julie F. Williams                     49      Secretary                Vice President - Fund Business
333 South Hope Street                                                  Management Group, Capital
Los Angeles, CA 90071                                                  Research and Management Company

Anthony W. Hynes, Jr.                 34      Treasurer                Vice President - Fund Business
135 South State College Blvd.                                          Management Group, Capital
Brea, CA 92821                                                         Research and Management Company

Kimberly S. Verdick                   32      Assistant Secretary      Assistant Vice President - Fund
333 South Hope Street                                                  Business Management Group,
Los Angeles, CA 90071                                                  Capital Research and Management
                                                                       Company

Todd L. Miller                        38      Assistant Treasurer      Assistant Vice President - Fund
135 South State College Blvd.                                          Business Management Group,
Brea, CA 92821                                                         Capital Research and Management
                                                                       Company


# Positions within the organizations listed may have changed during this period


    No compensation is paid by the fund to any officer or Trustee who is a director or officer of the Investment Adviser. The fund pays annual fees of $2,500 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of October 1, 1997, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

   INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement"), between the Trust and the Investment Adviser will continue until May 31, 1998, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Trust for its acts or omissions in the performance of its obligations to the Trust not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate the Agreement without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, provides suitable office space and utilities, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of the original issue discount attributable to the period during which the holder held the indebtedness. The management fee is based upon the annual rates of 0.30% of the first $60 million of the fund's average net assets, plus 0.21% on average net assets in excess of $60 million but not exceeding $1 billion, plus 0.18% on average net assets in excess of $1 billion but not exceeding $3 billion, plus 0.16% on average net assets in excess of $3 billion, plus 3% of the first $40 million of annual gross income, plus 2.25% of annual gross investment income in excess of $40 million but not exceeding $100 million, plus 2% of annual gross investment income in excess of $100 million. Assuming net assets of $1.1 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.37%, 0.40%, 0.42%, 0.44%, and 0.46%, respectively.

    The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies, blue sky expenses, expenses of shareholders meetings, expenses of reports to existing shareholders, expenses of printing proxies and prospectuses, insurance premiums, legal and auditing fees, dividend disbursement expenses, expenses of the issuance, transfer and redemption of its shares, expenses pursuant to the fund's Plan of Distribution, custodian fees, expenses of printing and preparation of registration statements, taxes and compensation and expenses of Trustees who are not affiliated with the Investment Adviser.

    During the fiscal years ended August 31, 1997, 1996, and 1995, , the Investment Adviser's total fees amounted to $4,700,000, $5,299,000, and $5,575,000, respectively.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act . The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended August 31, 1997 amounted to $382,000 after allowance of $1,565,000 to dealers. During the fiscal years ended August 31, 1996 and 1995 the Principal Underwriter retained $610,276 and $662,342, respectively.

    As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are interested persons of the Trust due to present affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. Plan expenditures are reviewed quarterly and must be renewed annually by the Board of Trustees.

    Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k) plan with 100 or more eligible employees). During the fund's fiscal year ended August 31, 1997, the fund paid $3,059,000 under the Plan as compensation to dealers. As of August 31, 1997 accrued and unpaid distribution expenses were $618,000.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses), it will be taxed only on the portion of the investment company taxable income that it retains.

    To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 The fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would be, in effect, a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

 Dividends and distributions generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

    If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

    As of the date of this statement of additional information, the maximum individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than 18 months is 20%, and on assets held more than one year and not more than 18 months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details as to their particular tax status.

                               PURCHASE OF SHARES

METHOD                  INITIAL INVESTMENT                       ADDITIONAL INVESTMENTS

                        See "Investment Minimums and Fund        $50 minimum (except where a lower
                        Numbers" for initial                     minimum is noted under "Investment
                        investment minimums.                     Minimums and Fund Numbers").

By contacting           Visit any investment dealer who is       Mail directly to your investment
your                    registered in the state where the        dealer's address printed on your
investment              purchase is made and who has a           account statement.
dealer                  sales agreement with American Funds
                        Distributors.

By mail                 Make your check payable to the fund      Fill out the account additions form
                        and mail to the address indicated        at the bottom of a recent account
                        on the account application.  Please      statement, make your check payable
                        indicate an investment dealer on         to the fund, write your account
                        the account application.                 number on your check, and mail the
                                                                 check and form in the envelope
                                                                 provided with your account
                                                                 statement.

By telephone            Please contact your investment           Complete the "Investments by Phone"
                        dealer to open account, then follow      section on the account application
                        the procedures for additional            or American FundsLink Authorization
                        investments.                             Form.  Once you establish the
                                                                 privilege, you, your financial
                                                                 advisor or any person with your
                                                                 account information can call
                                                                 American FundsLine(r) and make
                                                                 investments by telephone (subject
                                                                 to conditions noted in "Telephone
                                                                 and Computer Purchases, Redemptions
                                                                 and Exchanges" below).

By computer             Please contact your investment           Complete the American FundsLink
                        dealer to open account, then follow      Authorization Form.  Once you
                        the procedures for additional            establish the privilege, you, your
                        investments.                             financial advisor or any person with
                                                                 your account information may access
                                                                 American FundsLine(r) on the Internet
                                                                 and make investments by computer
                                                                 (subject to conditions noted in
                                                                 "Telephone and Computer Purchases,
                                                                 Redemptions and Exchanges" below).

By wire                 Call 800/421-0180 to obtain your         Your bank should wire your
                        account number(s), if necessary.         additional investments in the same
                        Please indicate an                       manner as described under "Initial
                        investment dealer on the account.        Investment."
                        Instruct your bank to wire funds
                        to:
                        Wells Fargo Bank
                        155 Fifth Street
                        Sixth Floor
                        San Francisco, CA 94106
                        (ABA #121000248)
                        For credit to the account of:
                        American Funds Service Company
                        a/c #4600-076178
                        (fund name)
                        (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.





INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                                       MINIMUM          FUND
                                                                           INITIAL          NUMBER
                                                                           INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                                               02
                                                                           $1,000

American Balanced Fund(r)                                                                   11
                                                                           500

American Mutual Fund(r)                                                                     03
                                                                           250

Capital Income Builder(r)                                                                   12
                                                                           1,000

Capital World Growth and Income Fund(sm)                                                    33
                                                                           1,000

EuroPacific Growth Fund(r)                                                                  16
                                                                           250

Fundamental Investors(sm)                                                                   10
                                                                           250

The Growth Fund of America(r)                                                               05
                                                                           1,000

The Income Fund of America(r)                                                               06
                                                                           1,000

The Investment Company of America(r)                                                        04
                                                                           250

The New Economy Fund(r)                                                                     14
                                                                           1,000

New Perspective Fund(r)                                                                     07
                                                                           250

SMALLCAP World Fund(r)                                                                      35
                                                                           1,000

Washington Mutual Investors Fund(sm)                                                        01
                                                                           250

BOND FUNDS

American High-Income Municipal Bond Fund(r)                                                 40
                                                                           1,000

American High-Income Trust(sm)                                                              21
                                                                           1,000

The Bond Fund of America(sm)                                                                08
                                                                           1,000

Capital World Bond Fund(r)                                                                  31
                                                                           1,000

Intermediate Bond Fund of America(r)                                                        23
                                                                           1,000

Limited Term Tax-Exempt Bond Fund of America(sm)                                            43
                                                                           1,000

The Tax-Exempt Bond Fund of America(r)                                                      19
                                                                           1,000

The Tax-Exempt Fund of California(r)*                                                       20
                                                                           1,000

The Tax-Exempt Fund of Maryland(r)*                                                         24
                                                                           1,000

The Tax-Exempt Fund of Virginia(r)*                                                         25
                                                                           1,000

U.S. Government Securities Fund(sm)                                                         22
                                                                           1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                                                     09
                                                                           2,500

The Tax-Exempt Money Fund of America(sm)                                                    39
                                                                           2,500

The U.S. Treasury Money Fund of America(sm)                                                 49
                                                                           2,500

___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                                  SALES CHARGE AS                  DEALER
AT THE OFFERING PRICE                               PERCENTAGE OF THE:                  CONCESSION
                                                                                  AS PERCENTAGE
                                                                                  OF THE
                                                                                  OFFERING
                                                                                  PRICE

                                                    NET AMOUNT     OFFERING
                                                    INVESTED       PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                   6.10%          5.75%
                                                                                  5.00%

$50,000 but less than $100,000                      4.71           4.50
                                                                                  3.75

BOND FUNDS

Less than $25,000                                   4.99           4.75
                                                                                  4.00

$25,000 but less than $50,000                       4.71           4.50
                                                                                  3.75

$50,000 but less than $100,000                      4.17           4.00
                                                                                  3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                     3.63           3.50
                                                                                  2.75

$250,000 but less than $500,000                     2.56           2.50
                                                                                  2.00

$500,000 but less than $1,000,000                   2.04           2.00
                                                                                  1.60

$1,000,000 or more                                  none           none           (see below)

Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.



    American Funds Distributors, at its expense (from a designated percentage of its income), will, during the current fiscal year, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

    Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

   STATEMENT OF INTENTION - The reduced sales charges and public offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms: The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

    In the case of purchase orders by the directors of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

   AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company. This offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close
of business.   In case of orders sent directly to the fund or American Funds
Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated closing price.

    The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

    All portfolio securities of funds managed by Capital Research and Management Company are valued, and the net asset value per share of the fund is determined, as follows:

    1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

     Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

     Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

     Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;
    2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

    3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the Trust. The Trust will not knowingly sell shares of the fund (other than for the reinvestment of dividends or capital gain distributions) directly, indirectly or through a unit investment trust to any person or entity, where, after the sale, such person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.


                                REDEEMING SHARES


By writing to American Funds Service        Send a letter of instruction specifying the name of
Company (at the appropriate address         the fund, the number of shares or dollar amount to
indicated under "Principal                  be sold, your name and account number.  You should
Underwriter and Transfer                    also enclose any share certificates you wish to
Agent" in the Prospectus)                   redeem.  For redemptions over $50,000 and for
                                            certain redemptions of $50,000 or less (see below),
                                            your signature must be guaranteed by a bank, savings
                                            association, credit union, or member firm of a
                                            domestic stock exchange or the National Association
                                            of Securities Dealers, Inc. that is an eligible
                                            guarantor institution.  You should verify with the
                                            institution that it is an eligible guarantor prior
                                            to signing.  Additional documentation may be
                                            required for redemption of shares held in corporate,
                                            partnership or fiduciary accounts.  Notarization by
                                            a Notary Public is not an acceptable signature
                                            guarantee.

By contacting your investment               If you redeem shares through your investment dealer,
dealer                                      you may be charged for this service.  SHARES HELD
                                            FOR YOU IN YOUR INVESTMENT DEALER'S STREET NAME MUST
                                            BE REDEEMED THROUGH THE DEALER.

You may have a redemption check sent        You may use this option, provided the account is
to you by using American FundsLine(r)       registered in the name of an individual(s), a
or American FundsLine Online(sm) or by      UGMA/UTMA custodian, or a non-retirement plan trust.
telephoning, faxing, or telegraphing        These redemptions may not exceed 50,000 per
American Funds Service Company              shareholder, per day, per fund account and the check
(subject to the conditions noted in         must be made payable to the shareholder(s) of record
this section and in "Telephone and          and be sent to the address of record provided the
Computer Purchases, Redemptions and         address has been used with the account for at least 10
Exchanges" below)                           days.  See "Fund Organization and Management -
                                            Principal Underwriter and Transfer Agent" in the
                                            prospectus and "Exchange Privilege" below for the
                                            appropriate telephone or fax number.

In the case of the money                    Upon request (use the account application for the
market funds, you may have                  money market funds) you may establish telephone
redemptions wired to your                   redemption privileges (which will enable you to have
bank by telephoning American Funds          a redemption sent to your bank account) and/or check
Service Company ($1,000 or more) or         writing privileges.  If you request check writing
by writing a check ($250 or more)           privileges, you will be provided with checks that
                                            you may use to draw against your account.  These
                                            checks may be made payable to anyone you designate
                                            and must be signed by the authorized number of
                                            registered shareholders exactly as indicated on your
                                            checking account signature card.




    A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables you to make regular monthly or quarterly investments in shares through automatic charges to your bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. . Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

   CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -You may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of your account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund will have the right, if you fail to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds toyou. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

    You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine Online(sm)(see "American FundsLine(r)" and American FundsLine Online(sm) below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the Prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

   ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments , will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

   AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) and American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

   TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(r)) and American FundsLine OnLine(sm), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

    Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through its correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

 There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

    Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal year ended August 31, 1997 amounted to $73,000. No brokerage commissions were paid for the fiscal year ended August 31, 1996. Brokerage commissions, including dealer concessions on underwritings, for the fiscal year ended August 31, 1995, amounted to $15,000 .


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

   TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $874,000 for the fiscal year ended August 31, 1997.

INDEPENDENT AUDITORS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - The Trust's fiscal year ends on August 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited annually by the Trust's independent auditors, Deloitte & Touche LLP, whose selection is determined by the Trustees.

   PERSONAL INVESTING POLICY - The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

               OFFERING PRICE PER SHARE -- AUGUST 31, 1997



      Net asset value and redemption price per share

         (Net assets divided by shares outstanding)          $ 13.03



      Offering price per share (100/95.25 of per share

        net asset value, which takes into account the

        fund's current maximum sales charge)                 $ 13.68




SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Trust was organized, and California, where the Trust's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

   SHAREHOLDER VOTING RIGHTS - All shares of the fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the fund have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Trust's Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code, however, the Trustees will not be liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, the Trust will continue indefinitely.

 The Trust currently issues shares in one series (the fund), but the Board of Trustees may establish additional series of shares in the future. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting the entire Trust, with each share entitled to a single vote. On matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.

                               INVESTMENT RESULTS

    The fund's yield is 5.46% based on the 30-day (or one month) period ended August 31, 1997, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.

 b = expenses accrued for the period (net of reimbursements).

 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

 d = the maximum offering price per share on the last day of the period.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

 In addition, investments in premium bonds may affect the fund's distribution rate. A premium bond is bond which is purchased for more than its face value. Because of this, the bond usually pays a higher than market rate interest, but the value of the bond (which affects the net asset value of the fund) will be lower than its purchase price as it nears maturity. The SEC yield takes into account the long-term effects of premium bonds (I.E., for a premium bond, the income must be regularly reduced (amortized) by an amount that provides for the future decrease in value of the bond) whereas the distribution rate may not. Therefore, the distribution rates of bond funds that invest in premium bonds (and do not amortize) usually are higher than their SEC yields.

 Income from "roll" transactions (the sale of GNMA certificates or other securities together with a commitment, for which the Fund receives a fee, to purchase similar securities at a future date) is recorded for accounting purposes as interest income ratable over the term of each roll and is included in net investment income for purposes of determining the fund's yield.

    As of August 31, 1997, the fund's total return over the past 12 months and annual total return for the five-year and ten-year periods was 3.88%, 4.79% and 7.52%. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for five and ten-year periods after such periods have elapsed. In addition, the fund may provide lifetime average total return figures.

   EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1967 (127 in all), those funds have had better total returns that the Standard and Poor's 500 Composite Stock Index in 91 of the 127 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


                 THE BENEFITS OF SYSTEMATIC INVESTING

 Here's how much you would have if you invested $2,000 a year in the Fund:




2 Years                        4 Years                  Lifetime

(9/1/95 - 8/31/97)             (9/1/93 - 8/31/97)       (10/17/85 - 8/31/97)

$4,226                         $8,806                   $37,653



             SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

If you had invested                                                 ... and taken all
$10,000 in the Fund                                                distributions in shares,
this many years ago...                                             your investment would
|                                                                  have been worth this
                                                                   much at August 31, 1997
                                                                   |

                                           Periods

Number of Years                           9/1-8/31                     Value**

 1                                       1996 - 1997               $10,388

 2                                       1995 - 1997               10,743

 3                                       1994  - 1997              11,665

 4                                       1993  - 1997              11,236

 5                                       1992  - 1997              12.633

 6                                       1991  - 1997              14,274

 7                                       1990  - 1997              16,040

 8                                       1989  - 1997              17,343

 9                                       1988  - 1997              19,038

 10                                      1987  - 1997              20,638

 11                                      1986  - 1997              20,980

 Lifetime                                1985* - 1997              23,739






Illustration of a $10,000 investment in the Fund with dividends reinvested
   (For the lifetime of the Fund October 17, 1985 - August 31, 1997)

                        COST OF SHARES                                  VALUE OF SHARES**

                                                                           From

 Fiscal                                        Total           From        Capital           From

Year End      Annual        Dividends        Investment       Initial      Gains            Dividends        Total

August 31     Dividends     (cumulative)        Cost        Investment     Reinvested       Reinvested        Value

1986*         $825          $825             $10,825        $9,920         $26              $833             $10,779

1987          1,035         1,860            11,860         9,167          38               1,748            10,953

1988          1,099         2,959            12,959         9,027          37               2,809            11,873

1989          1,211         4,170            14,170         8,987          37               4,016            13,040

1990          1,289         5,459            15,459         8,833          37               5,227            14,097

1991          1,383         6,842            16,842         9,047          37               6,753            15,837

1992          1,382         8,224            18,224         9,420          39               8,445            17,904

1993          1,417         9,641            19,641         9,820          41               10,269           20,130

1994          1,440         11,081           21,081         8,787          36               10,557           19,380

1995          1,547         12,628           22,628         8,827          37               12,184           21,048

1996          1,493         14,121           24,121         8,520          35               13,208           21,763

1997          1,545         15,666           25,666         8,687          36               15,016           23,739



The dollar amount of capital gain distributions during the period was $41.
*  From inception on October 17, 1985.

** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.


                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.: "Prime-1" is the highest commercial paper rating and issuers rated in this category have the following characteristics:

 "Issuers rated 'Prime-1' have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by
   -- leading market positions in well-established industries
   -- high rates of return on funds employed
   -- conservative capitalization structures with moderate reliance on debt and ample asset protections
   -- broad margins in earnings coverage of fixed financial charges and high internal cash generation
   -- well-established access to a range of financial markets and assured sources of alternate liquidity."

STANDARD & POOR'S CORPORATION'S: "A-1" is the highest commercial paper rating, and issuers rated in this category have the following characteristics:

 "A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation."


The American Funds Income Series
U.S. Government Securities Fund

Investment Portfolio
August 31, 1997
U.S. Treasuries                                                45%
GNMAs and Other Mortgage-Backed Securities                     40%
Other Federal Obligations                                       5%
Development Authorities                                         1%
Cash & Equivalents                                              9%

                                                        Principal         Market   Percent
                                                           Amount           Value    of Net
                                                            (000)           (000)    Assets

Federal Agency Obligations -
Mortgage Pass-Throughs (1) -      33.41%


Federal Home Loan Mortgage Corp.:
 8.25% 2007                                                $  657          $  677
 8.50% 2009-2021                                           14,442          15,136
 8.75% 2008                                                   608             634
 9.00% 2010-2021                                            5,634           5,985
 10.50% 2006-2016                                             760             834
 10.75% 2009-2010                                             256             281
 11.00% 2011-2016                                             705             786
 11.50% 2011-2015                                             331             373
 11.75% 2011-2014                                             354             397
 12.00% 2000-2016                                           4,601           5,211
 12.25% 2011-2015                                             457             515
 12.50% 2009-2019                                           6,355           7,413      3.63  %
 13.00% 2010-2014                                             831             983
 13.50% 2010-2015                                             239             285
 13.75% 2014                                                   34              40
 14.00% 2011-2014                                             165             196
 14.50% 2010-2011                                              26              32
 14.75% 2010                                                   53              64
 15.00% 2011                                                   51              61
 15.50% 2011                                                   37              45
 16.00% 2012                                                   39              47
 16.25% 2011                                                   79              95
Federal National Mortgage Assn.:
 7.00% 2009-2011                                           27,658          27,764
 8.00% 2005-2023                                            4,746           4,918
 8.307% 2002 (2)                                            4,893           5,058
 8.50% 2007-2027                                           10,322          10,823
 9.00% 2009-2023                                            2,772           2,960
 9.50% 2011-2022                                            2,163           2,328
 10.00% 2017-2021                                           1,460           1,616
 11.00% 1999-2015                                           1,767           1,983
 12.00% 2000-2019                                           1,509           1,731
 12.25% 2013-2014                                             250             288      5.59
 12.50% 2001-2015                                           1,055           1,243
 12.75% 2012                                                   24              28
 13.25% 2011-2014                                             736             871
 14.00% 2013                                                   98             118
 15.00% 2013                                                   13              16
 15.50% 2012                                                   37              45
 16.00% 2012                                                   16              20
Government National Mortgage Assn.:
 5.00% 2026 (2)                                            10,205          10,193
 6.50% 2023-2026 (2)                                       34,387          33,715
 6.875% 2022-2023 (2)                                       5,790           5,933
 7.00% 2008-2026 (2)                                       67,620          68,034
 7.375% 2023-2024 (2)                                       1,517           1,562
 7.50% 2009-2026                                           34,570          35,067
 8.00% 2022-2023                                            8,335           8,680
 8.50% 2020-2026                                           18,672          19,597
 9.00% 2011-2022                                           15,702          16,856
 9.50% 2009-2021                                            9,061           9,837
 9.75% 1999-2012                                            2,061           2,207
 10.00% 2016-2019                                          28,311          31,586
 10.25% 2012                                                  151             163
 10.50% 2015-2019                                           2,502           2,823
 11.00% 2009-2020                                           4,571           5,234     24.19
 11.25% 2001-2016                                           2,520           2,767
 11.50% 2000-2014                                           1,286           1,482
 11.75% 2000-2015                                             239             252
 12.00% 1999-2019                                           2,828           3,298
 12.25% 2013-2015                                             312             358
 12.50% 2010-2015                                           1,976           2,334
 12.75% 2013-2015                                             462             528
 13.00% 2011-2015                                           1,751           2,086
 13.25% 2013-2015                                             279             320
 13.50% 2010-2014                                             988           1,190
 14.00% 2011-2014                                             234             282
 14.50% 2012-2014                                             344             419
 15.00% 2011-2013                                             470             575
 16.00% 2011-2012                                              40              49
                                                                   -------------- ---------
                                                                           369,327    33.41
                                                                   -------------- ---------

Federal Agency Obligations - Other -  3.95%

FNSM Callable Principal STRIPS:
 0%/8.25% 2022 (3)                                          2,000           1,821       .16
Federal Home Loan Bank Notes 6.41% 2003                     5,000           4,884       .44
Federal Home Loan Mortgage Notes:
 6.19% 2004                                                13,915          13,421
 6.27% 2004                                                 7,000           6,803
 6.59% 2003                                                 5,000           4,926      3.35
 6.60% 2003                                                 2,000           1,973
 7.01% 2005                                                10,000           9,866
                                                                   -------------- ---------
                                                                           43,694      3.95
                                                                   -------------- ---------

U. S. Guaranteed Obligations - Other - 1.15%

Big Rivers Electrical Corp. 10.70% 2017                    12,000          12,678      1.15
                                                                   -------------- ---------

Collateralized Mortgage Obligations (1) -   5.09%

Federal Home Loan Mortgage Corp.:
 Series 1716, Class A, 6.50% 2009                          10,585          10,144
 Series 83-A, Class 3, 11.875% 2013                           190             204
 Series 83-B, Class 3, 12.50% 2013                          1,670           1,827
 Series 76, Class F, 9.125% 2020                            1,709           1,768      2.19
 Series 178, Class Z, 9.25% 2021                            2,941           3,136
 Series 1567, Class A, 6.088% 2023 (2)                      1,650           1,531
 Series 1948, Class PJ, 6.65% 2027                          6,000           5,588
Federal National Mortgage Assn.:
 Trust 91-50, Class H, 7.75% 2006                           2,788           2,864
 Trust 91-146, Class Z, 8.00% 2006                          7,165           7,324
 Trust 97-41, Class B, 7.25% 2014                           5,000           5,041
 Trust 35, Class 2, 12.00% 2018                               540             601      2.90
 Trust 90-93, Class G, 5.50% 2020                           3,421           3,210
 Trust 92-119, Class Z, 8.00% 2022                          3,524           3,706
 Trust 97-M6, Class ZA, 6.85% 2026                         10,000           9,307
                                                                   -------------- ---------
                                                                           56,251      5.09
                                                                   -------------- ---------

Collateralized Mortgage Obligations
(Privately Originated)(1),(4) -   1.80%

Collateralized Mortgage Obligation Trust,
 Series 63, Class Z, 9.00% 2020                             3,828           4,131       .37
PaineWebber CMO Pac, Series O, Class 5, 9.50% 2019          5,000           5,395       .49
Ryland Acceptance Corp., Series 88, Class E,
 7.95% 2019                                                10,233          10,421       .94
                                                                   -------------- ---------
                                                                           19,947      1.80
                                                                   -------------- ---------

Development Authorities -  0.26%

International Bank for Reconstruction and
 Development, 12.25% December 2008                          2,000           2,868       .26
                                                                   -------------- ---------




U. S. Treasury Obligations -   44.98%


6.875% July 1999                                           13,250          13,463      1.22
5.875% November 1999                                       16,000          15,952      1.44
8.50% November 2000                                        12,500          13,350      1.21
13.125% May 2001                                           19,000          23,287      2.11
13.375% August 2001                                        10,000          12,470      1.13
6.25% October 2001                                          2,000           2,003       .18
15.75% November 2001                                        5,500           7,404       .67
14.25% February 2002                                       15,000          19,620      1.77
3.625% July 2002 (2),(5)                                   40,000          40,075      3.62
11.625% November 2002                                      38,000          46,918      4.24
10.75% May 2003                                            10,250          12,410      1.12
11.875% November 2003                                      12,000          15,371      1.39
7.25% May 2004                                             52,000          54,608      4.94
7.50% February 2005                                        13,500          14,399      1.30
3.375% January 2007 (2),(5)                                 4,000           3,978       .36
10.375% November 2009                                      25,000          30,535      2.76
10.00% May 2010                                             4,000           4,842       .44
12.75% November 2010                                       10,000          13,936      1.26
13.875% May 2011                                            8,000          11,879      1.08
10.375% November 2012                                      35,000          44,794      4.05
12.00% August 2013                                         11,000          15,604      1.41
8.875% August 2017                                         63,500          78,661      7.12
6.375% August 2027                                          1,800           1,744       .16
                                                                   -------------- ---------
                                                                          497,303     44.98
                                                                   -------------- ---------
Total Bonds and Notes (cost:$999,452,000)                               1,002,068     90.64
                                                                   -------------- ---------


Short-Term Securities

U.S. Treasury Securities - 8.41%

U.S. Treasury Bills due 9/18/97                            20,900          20,846      1.88
U.S. Treasury Bills due 10/9/97                             4,090           4,067       .37
U.S. Treasury Bills due 10/16/97                           49,000          48,687      4.40
U.S. Treasury Bills due 11/6/97                            19,610          19,431      1.76
                                                                   -------------- ---------
                                                                           93,031      8.41
                                                                   -------------- ---------

                                                                   -------------- ---------
Total Short-Term Securities (cost:$93,023,000)                             93,031      8.41
                                                                   -------------- ---------

Total Investment Securities (cost:$1,092,475,000)                       1,095,099     99.05

Excess of cash and receivables over payables                               10,461       .95
                                                                   -------------- ---------
Net Assets                                                              1,105,560    100.00  %
                                                                   -------------- ---------

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

(2) Coupon rate may change periodically.

(3) Zero-coupon bond which will
convert to a coupon-bearing security at a future date.

(4) Comprised of federal agency originated or guaranteed loans.

(5) Inflation-indexed bonds whose principal and interest payments move with changes in a retail price index.

See Notes to Financial Statements

The American Funds Income Series
U.S. Government Securities Fund
Financial Statements
----------------------------------------     --------------------    ---------------
Statement of Assets and Liabilities
at August 31, 1997                                   (dollars in          thousands)
----------------------------------------     --------------------    ---------------
Assets:
Investment securities at market
 (cost: $1,092,475)                                                       $1,095,099
Cash                                                                             502
Receivables for-
 Sales of investments                                      $ 303
 Sales of fund's shares                                    1,672
 Accrued interest                                         12,567              14,542
                                             --------------------    ---------------
                                                                           1,110,143
Liabilities:
Payables for-
 Purchases of investments                                      0
 Repurchases of fund's shares                              1,431
 Dividends payable                                         2,043
 Management services                                         376
 Accrued expenses                                            733               4,583
                                             --------------------    ---------------
Net Assets at August 31, 1997-
 Equivalent to $13.03 per share on
 84,873,762 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                              $1,105,560
                                                                           =========

Statement of Operations
for the year ended August 31, 1997                   (dollars in          thousands)
                                             --------------------    ---------------
Investment Income:
Income:
 Interest                                                                   $ 87,323

Expenses:
 Management services fee                                  $4,700
 Distribution expenses                                     3,059
 Transfer agent fee                                          874
 Reports to shareholders                                     144
 Registration statement and prospectus                        80
 Postage, stationery and supplies                            236
 Trustees' fees                                               24
 Auditing and legal fees                                      41
 Custodian fee                                                53
 Taxes other than federal income tax                          32
 Other expenses                                               24               9,267
                                             --------------------    ---------------
Net investment income                                                         78,056
                                                                     ---------------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized loss                                                             (6,208)
Net unrealized (depreciation) appreciation
 on investments:
 Beginning of year                                       (26,927)
 End of year                                               2,624
                                             --------------------
Net unrealized appreciation
 on investments                                                               29,551
                                                                     ---------------
 Net realized loss and
  unrealized appreciation on investments                                      23,343
                                                                     ---------------
Net Increase in Net Assets Resulting
 from Operations                                                            $101,399
                                                                           =========
Statement of Changes in Net
 Assets                                              (dollars in          thousands)
----------------------------------------     ----------------------------------------

                                                      Year ended           August 31
                                                            1997                1996
Operations:                                  --------------------    ---------------
Net investment income                                 $   78,056         $    91,685
Net realized loss on investments                          (6,208)            (21,590)
Net unrealized appreciation (depreciation)
 on investments                                           29,551             (25,171)
                                             --------------------    ---------------
 Net increase in net assets
  resulting from operations                              101,399              44,924
                                             --------------------    ---------------
Dividends Paid to Shareholders                           (78,533)            (89,352)
                                             --------------------    ---------------
Capital Share Transactions:
Proceeds from shares sold:
 13,697,793 and 16,684,657
 shares, respectively                                    177,817             220,093
Proceeds from shares issued in
 reinvestment of net investment income
 dividends: 4,328,162 and 4,829,407
 shares respectively                                      56,223              63,705
Cost of shares repurchased:
 28,335,433 and 27,346,462
 shares, respectively                                   (367,751)           (360,421)
                                             --------------------    ---------------
 Net decrease in net assets resulting
  from capital share transactions                       (133,711)            (76,623)
                                             --------------------    ---------------
Total Decrease in Net Assets                            (110,845)           (121,051)

Net Assets:
Beginning of year                                      1,216,405           1,337,456
                                             --------------------    ---------------
End of year (including undistributed
 net investment income of $4,358 and
 $4,835, respectively)                                $1,105,560          $1,216,405
                                                   =============           =========


 See Notes to Financial Statements

U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements

1. The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

    Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available. However, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with more than 60 days remaining to maturity are valued at the mean of their representative quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Trustees or a committee thereof. Short-term securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

    As of August 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $2,624,000, of which $19,106,000 related to appreciated securities and $16,482,000 related to depreciated securities. During the year ended August 31, 1997, the fund realized, on a tax basis, a net capital loss of $6,208,000 on securities transactions. The fund had available at August 31, 1997 a net capital loss carryforward totaling $103,311,000 which may be used to offset capital gains realized during subsequent years through 2005 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities for book and federal income tax purposes was $1,092,475,000 at August 31, 1997.

3. The fee of $4,700,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the trust are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.25% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333.

    Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the trust's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1997, distribution expenses under the Plan were $3,059,000. As of August 31, 1997, accrued and unpaid distribution expenses were $618,000.

    American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $874,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $382,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

    Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1997, aggregate amounts deferred and earnings thereon were $60,000.

    CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the trust are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of August 31, 1997, accumulated net realized loss on investments was $107,712,000 and paid-in capital was $1,206,290,000.

    The fund made purchases and sales of investment securities, excluding short-term securities, of $300,117,000 and $475,821,000, respectively, during the year ended August 31, 1997.

    Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $53,000 includes $31,000 that was paid by these credits rather than in cash.




PER-SHARE DATA AND RATIOS
---------------------------------                -------------------------------------- --------
                                                                Year     Ended   August       31
                                                  --------  --------  -------- -------- --------
                                                      1997       1996      1995     1994     1993
                                                  --------  --------  -------- -------- --------
Net Asset Value, Beginning
 of Year                                          $   12.78 $   13.35 $   13.18 $  14.73 $  14.13
                                                  --------  --------  -------- -------- --------

Income from Investment
 Operations:
  Net investment income                                .88       .93      1.01     1.03     1.07
  Net realized and unrealized
   gain (loss) on investments.                         .25      (.49)      .06    (1.56)     .61
   Total income (loss) from                       --------  --------  -------- -------- --------
    investment operations                             1.13      0.44      1.07    (.53)     1.68
                                                  --------  --------  -------- -------- --------
Less Distributions:
 Dividends from net investment
  income                                              (.88)     (.90)    (1.01)   (1.02)   (1.08)
                                                  --------  --------  -------- -------- --------
Net Asset Value, End of Year                      $   13.03 $   12.78 $   13.24 $  13.18 $  14.73
                                                    ======  ========  ======== ======== ========
Total Return*                                         9.08%     3.40%     8.60%  (3.72%)   12.44%

Ratios/Supplemental Data:
 Net assets, end of year (in
  millions)                                         $1,106    $1,216    $1,337   $1,373   $1,581
 Ratio of expenses to average
  net assets                                           .80%      .81%      .79%     .78%     .83%
 Ratio of net income to
  average net assets                                 6.74%      7.04%     7.79%    7.35%    7.54%
 Portfolio turnover rate                             28.16%    40.01%    46.77%   71.58%   35.24%


*Calculated without deducting a
sales charge. The maximum sales charge is 4.75% of the fund's offering price.

Independent Auditors' Report

To the Board of Trustees and Shareholders of The American Funds Income Series
U.S. Government Secutities Fund:

     We have audited the accompanying statement of assets and liabilities of The American Funds Income Series -- U.S. Government Securities Fund (the "Fund", including the schedule of portfolio investments as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The American Funds Income Series -- U.S. Government Securities Fund at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Los Angeles, California
September 25, 1997

Tax Information (Unaudited)

Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 48% of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

Since the amounts above are report for the fiscal year and not a calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 1998 to determine the CALENDAR YEAR amounts to be included on their respective 1997 tax returns. Shareholders should consult their tax advisers.

                              PART C
                 U.S. GOVERNMENT SECURITIES FUND

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:
 Included in Prospectus - Part A
  Financial Highlights
Included in Statement of Additional Information - Part B
  Investment Portfolio   Notes to Financial Statements
  Statement of Assets and Liabilities Selected Per-Share Data and Ratios Statement of Operations Independent Auditors Report
  Statement of Changes in Net Assets

(B)  EXHIBITS:
    1. Copy of Declaration of Trust (May 1985) and copy of Amendment to and Restatement of Declaration of Trust (September 1985).
   2. Copy of By-laws.
 3. None.
    4. Copy of specimen share certificate.
    5. Copy of Investment Advisory and Service Agreement dated October 25,
1994.
    6. Copy of Principal Underwriting Agreement dated June 1, 1989, form of Selling Group Agreement, Supplemental Selling Group Agreement, Bank Selling Group Agreement, Hold Harmless Agreement, and State Addendum to Selling Group Agreement.
 7. None.
    8. Copy of form of Global Custody Agreement.
 9. On file (see SEC file Nos. 811-4318 and 2-98199)
    10. On file (see SEC file Nos. 811-4318 and 2-98199).
 11. Consent of independent auditors.
 12. None.
    13. Copy of investment letter from the Investment Adviser relating to initial shares dated September 11, 1985.
    14. Copies of model plans.
    15. Copy of Plan of Distribution (12b-1) dated June 1, 1989.
16. On file (see SEC file Nos. 811-4318 and 2-98199)
 17. Financial data schedule (EDGAR)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

  As of August 31, 1997.


  Number of

Title of Class                          Record-Holders



Shares of Beneficial                    45,350

Interest (no par value)




ITEM 27. INDEMNIFICATION.

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

 The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith or in a manner reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

     (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other

ITEM 27. INDEMNIFICATION (CONTINUED)

enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 27. INDEMNIFICATION (CONTINUED)

 (i) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the SEC.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

 None.

ITEM 29. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

       (B)          (1)                           (2)            (3)




      NAME AND PRINCIPAL             POSITIONS AND OFFICES         POSITIONS AND OFFICES

      BUSINESS ADDRESS                   WITH UNDERWRITER               WITH REGISTRANT



      David L. Abzug                 Regional Vice President     None

      27304 Park Vista Road

      Van Nuys, CA 91301



      John A. Agar                   Regional Vice President     None

      1501 N. University, Suite 227A

      Little Rock AR 72207



      Robert B. Aprison              Vice President              None

      2983 Bryn Wood Drive

      Madison, WI  53711



      Richard Armstrong              Assistant Vice President    None



      William W. Bagnard             Vice President              None



      Steven L. Barnes               Senior Vice President       None

      8000 Town Line Avenue South

      Suite 204

      Minneapolis, MN 55438



B     Carl R. Bauer                  Assistant Vice President                       None



      Michelle A. Bergeron            Vice President             None

      4160 Gateswalk Drive

      Smyrna, GA 30080



      Joseph T. Blair                Senior Vice President       None

      27 Drumlin Road

      West Simsbury, CT  06092



      John A. Blanchard              Regional Vice President     None

      6421 Aberdeen Road

      Mission Hills, KS 66208



      Ian B. Bodell                  Senior Vice President       None

      P.O. Box 1665

      Brentwood, TN 37024-1665



      Michael L. Brethower           Vice President              None

      2320 North Austin Avenue

      Georgetown, TX  78626



      C. Alan Brown                  Regional Vice President     None

      4129 Laclede Avenue

      St. Louis, MO  63108



L     Daniel C. Brown                Senior Vice President       None



H     J. Peter Burns                 Vice President              None





      Brian C. Casey                 Regional Vice President     None

      9508 Cable Drive

      Kensington, MD  20895

      Victor C. Cassato              Senior Vice President       None

      609 W. Littleton Blvd., Suite 310

      Littleton, CO  80121



      Christopher J. Cassin           Senior Vice President      None

      111 W. Chicago Avenue, Suite G3

      Hinsdale, IL 60521



      Denise M. Cassin                Vice President             None

      1301 Stoney Creek Drive

      San Ramon, CA 94538



L     Larry P. Clemmensen            Director                    None



L     Kevin G. Clifford              Director, Senior Vice President   None



      Ruth M. Collier                Vice President              None

      145 West 67th St. Ste. 12K

      New York, NY  10023



S     David Coolbaugh                Assistant Vice President                       None



      Thomas E. Cournoyer            Vice President              None

      2333 Granada Boulevard

      Coral Gables, FL  33134



      Douglas A. Critchell           Senior Vice President       None

      4116 Woodbine Street

      Chevy Chase, MD 20815



L     Carl D. Cutting                Vice President              None



      Dan J. Delianedis              Regional Vice President     None

      8689 Braxton Drive

      Eden Prairie, MN 55347



      Michael A. Dilella             Vice President              None

      P. O. Box 661

      Ramsey, NJ  07446



      G. Michael Dill                Senior Vice President       None

      505 E. Main Street

      Jenks, OK 74037



      Kirk D. Dodge                  Senior Vice President       None

      325 E. Eisenhower Parkway
      Suite 106, #16

      Ann Arbor, MI  4810348108





      Peter J. Doran                 Senior Vice President       None

      1205 Franklin Avenue

      Garden City, NY  11530



L     Michael J. Downer              Secretary                   Vice President



      Robert W. Durbin               Vice President              None

      74 Sunny Lane

      Tiffin, OH  44883



I     Lloyd G. Edwards               Vice President              None



L     Paul H. Fieberg                Senior Vice President       None



      John Fodor                      Vice President             None

      15 Latisquama Road

      Southborough, MA 01772



L     Mark P. Freeman, Jr.           Director, President         None



      Clyde E. Gardner               Senior Vice President       None

      Route 2, Box 3162

      Osage Beach, MO  65065



B     Evelyn K. Glassford            Vice President              None



      Jeffrey J. Greiner              Vice President             None

      12210 Taylor Road

      Plain City, OH 43064



L     Paul G. Haaga, Jr.             Director                    Chairman of the Board



B     Mariellen Hamann               Assistant Vice President                       None



      David E. Harper                Senior Vice President       None

      R.D. 1, Box 210, Rte 519

      Frenchtown, NJ  08825



      Ronald R. Hulsey                Vice President             None

      6744 Avalon

      Dallas, TX  75214





      Robert S. Irish                Regional Vice President     None

      1225 Vista Del Mar Drive

      Delray Beach, FL 33483



L     Robert L. Johansen             Vice President, Controller   None



      Michael J. Johnston            Chairman of the Board       None

      630 Fifth Avenue, 36th Floor

      New York, NY 10111



B     Damien M. Jordan               Vice President                                 None



      V. John Kriss                  Senior Vice President       None

      P. O. Box 274

      Surfside, CA 90743



      Arthur J. Levine               Vice President              None

      12558 Highlands Place

      Fishers, IN  46038



B     Karl A. Lewis                  Assistant Vice President    None



      T. Blake Liberty               Regional Vice President     None

      1940 Blake Street, #303

      Denver, CO 80202



L     Lorin E. Liesy                 Assistant Vice President    None



L     Susan G. Lindgren              Vice President - Institutional   None

                                     Investment Services



S     Stella Lopez                   Vice President              None



LW    Robert W. Lovelace             Director                    None



      Steve A. Malbasa                Vice President             None

      13405 Lake Shore Blvd.

      Cleveland, OH  44110



      Steven M. Markel               Senior Vice President       None

      5241 South Race Street

      Littleton, CO 80121



L     J. Clifton Massar              Director, Senior Vice President   None



L     E. Lee McClennahan             Senior Vice President       None



L     Jamie R. McCrary               Assistant Vice President                       None



S     John V. McLaughlin             Senior Vice President       None



      Terry W. McNabb                Vice President              None

      2002 Barrett Station Road

      St. Louis, MO  63131



L     R. William Melinat             Vice President - Institutional   None

                                     Investment Services



      David R. Murray                Vice President              None

      25701 S.E. 32nd Place

      Issaquah, WA  98027



      Stephen S. Nelson              Vice President              None

      P.O. Box 470528

      Charlotte, NC  28247-0528



      William E. Noe                 Regional Vice President     None

      304 River Oaks Road

      Brentwood, TN 37027



      Peter A. Nyhus                 Regional Vice President     None

      3084 Wilds Ridge Court

      Prior Lake, MN 55372



      Eric P. Olson                  Regional Vice President     None

      62 Park Drive

      Glenview, IL 60025



      Fredric Phillips               Vice President              None

      32 Ridge Avenue

      Newton Centre, MA  02159



B     Candance D. Pilgrim            Assistant Vice President    None



      Carl S. Platou                 Regional Vice President     None

      4021 96th Avenue, S.E.

      Mercer Island, WA 98040



L     John O. Post, Jr.              Vice President              None



S     Richard P. Prior               Assistant Vice President                       None



      Steven J. Reitman              Vice President              None

      212 The Lane

      Hinsdale, IL  60521



      Brian A. Roberts                Vice President             None

      12025 Delmahoy Drive

      Charlotte, NC  28277



      George S. Ross                 Senior Vice President       None

      55 Madison Avenue

      Morristown, NJ  07962



L     Julie D. Roth                  Vice President              None



L     James F. Rothenberg            Director                    None



Douglas F. Rowe                     Regional Vice President                                                              None

30008 Oakland Hills Drive
Georgetown, TX 78628







      Christopher Rowey              Regional Vice President     None

      9417 Beverlywood Street

      Los Angeles, CA 90034



      Dean B. Rydquist               Vice President              None

      1080 Bay Pointe Crossing

      Alpharetta, GA 30202



      Richard R. Samson              Vice President              None

      4604 Glencoe Avenue, Ste. 4

      Marina del Rey, CA  90292



      Joseph D. Scarpitti            Regional Vice President     None

      31465 St. Andrews

      Westlake, OH 44145



L     Daniel B. Seivert              Assistant Vice President    None



L     R. Michael Shanahan            Director                    None



      David W. Short                 Director, Senior Vice President   None

      1000 RIDC Plaza, Suite 212

      Pittsburgh, PA  15238



      William P. Simon, Jr.          Senior Vice President       None

      554 Canterbury Lane

      Berwyn, PA  19312



L     John C. Smith                  Vice President -            None
                                     Institutional Investment Services



L     Mary E. Smith                  Vice President -            None
                                     Institutional Investment Services





      Rodney G. Smith                 Vice President             None

      100 N. Cenral Expressway, Suite 1214

      Richardson, TX 75080



      Nicholas D. Spadaccini         Regional Vice President     None

      855 Markley Woods Way
      Cincinnati, OH 45230



L     Kristen J. Spazafumo           Assistant Vice President                        None



      Daniel S. Spradling            Senior Vice President       None

      4 West Fourth Avenue, Suite 406

      San Mateo, CA  94402



B     Max D. Stites                  Vice President                                 None



      Thomas A. Stout                Regional Vice President     None

      12913 Kendale Lane

      Bowie, MD 20715



      Craig R. Strauser              Regional Vice President     None

      3 Dover Way

      Lake Oswego, OR 97034



      Francis N. Strazzeri            Vice President             None

      31641 Saddletree Drive

      Westlake Village, CA 91361



L     Drew Taylor                    Assistant Vice President    None



S     James P. Toomey                 Vice President             None



I     Christopher E. Trede            Vice President             None



      George F. Truesdail            Vice President              None

      400 Abbotsford Court

      Charlotte, NC  28270



      Scott W. Ursin-Smith           Regional Vice President     None

      60 Reedland Woods Way

      Tiburon, CA 94920



H     Andrew J. Ward                 Vice President                                 None



L     David M. Ward                  Vice President -            None
                                     Institutional Investment Services





      Thomas E. Warren               Regional Vice President     None

      1701 Starling Drive

      Sarasota, FL  34231



L     J. Kelly Webb                  Senior Vice President, Treasurer   None



      Gregory J. Weimer              Vice President              None

      125 Surrey Drive

      Canonsburg, PA  15317



B     Timothy W. Weiss               Director                    None



      N. Dexter Williams             Senior Vice President       None
      25 Whitside Court
      Danville, CA 94526



      Timothy J. Wilson              Regional Vice President     None

      113 Farmview Place

      Venetia, PA  15367



B     Laura L. Wimberly               Vice President             None



H     Marshall D. Wingo              Director, Senior Vice President   None



L     Robert L. Winston              Director, Senior Vice President   None



      Laurie B. Wood                 Regional Vice President     None

      3500 W. Camino de Urania

      Tucson, AZ 85741



      William R. Yost                Regional Vice President     None

      9320 Overlook Trail

      Eden Prairie, MN 55347



      Janet M. Young                 Regional Vice President     None

      1616 Vermont

      Houston, TX 77006



      Scott D. Zambon                Regional Vice President     None

      320 Robinson Drive

      Tustin Ranch, CA 92782




L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX  78230
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240
(c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23514.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 1997.
   THE AMERICAN FUNDS INCOME SERIES
   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)
 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 27, 1997, by the following persons in the capacities indicated.

                  SIGNATURE                       TITLE
(1) Principal Executive Officer:
 /s/ Abner D. Goldstine                    President and Trustee
    (Abner D. Goldstine)
(2) Principal Financial Officer and Principal Accounting Officer:
 /s/ Anthony W. Hynes, Jr.               Treasurer
       (Anthony W. Hynes, Jr.)
(3) Trustees:
 H. Frederick Christie*                    Trustee
 Don R. Conlan*/1/                         Trustee
 Diane C. Creel*                           Trustee
 Martin Fenton, Jr.*                       Trustee
 Leonard R. Fuller*                        Trustee
 /s/ Abner D. Goldstine                    President and Trustee
    (Abner D. Goldstine)
 /s/ Paul G. Haaga, Jr.                    Chairman of the Board
    (Paul G. Haaga, Jr.)
 Herbert Hoover III*        Trustee
 Richard G. Newman*     Trustee
 Peter C. Valli*     Trustee

*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

/1/ Power of Attorney attached hereto.
  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

       /s/ Michael J. Downer
       (Michael J. Downer)

POWER OF ATTORNEY

I, Don R. Conlan, the undersigned Trustee of The American Funds Income Series, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of The American Funds Income Series do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Mary C. Hall, Anthony W. Hynes, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The American Funds Income Series, File No. 2-98199, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 16th day of January, 1997.

/s/ Don R. Conlan
Don R,. Conlan, Trustee